INTERNATIONAL OPPORTUNITIES FUND

American Century World Mutual Funds, Inc.

Prospectus Supplement

International Opportunities Fund

Supplement dated August 1, 2013 ■ Prospectus dated April 1, 2013

The following replaces the Annual Fund Operating Expenses portion of the Fees and Expenses section.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional	A	C	R
Management Fee	1.86%	1.66%	1.86%	1.86%	1.86%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	1.67%	2.12%	2.87%	2.37%
Fee Waiver1	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver	1.67%	1.47%	1.92%	2.67%	2.17%

1	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. This advisor expects this waiver to continue until March 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$170	$556	$980	$2,160
Institutional Class	$150	$494	$876	$1,946
A Class	$759	$1,171	$1,620	$2,857
C Class	$271	$858	$1,484	$3,164
R Class	$221	$708	$1,236	$2,676

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL OPPORTUNITIES FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		1.86%	1.66%	1.86%	1.86%	1.86%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.87%	1.67%	2.12%	2.87%	2.37%
Fee Waiver	[1]	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver		1.67%	1.47%	1.92%	2.67%	2.17%
[1]	The advisor has agreed to waive 0.20 percentage points of the fund's management fee. This advisor expects this waiver to continue until March 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INTERNATIONAL OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	170	556	980	2,160
INSTITUTIONAL CLASS	150	494	876	1,946
A CLASS	759	1,171	1,620	2,857
C CLASS	271	858	1,484	3,164
R CLASS	221	708	1,236	2,676